Dividend Reinvestment and Stock Purchase Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Dividend Reinvestment and Stock Purchase Plan, authorized amount to issue (in shares)	6,000,000
Dividend Reinvestment and Stock Purchase Plan, number of common shares issued (in shares)	59,605
Net proceeds received from shares issued from Dividend Reinvestment and Stock Plan	$ 1.9